Note 3 - Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
3.	RECENT ACCOUNTING PRONOUNCEMENTS

Recently adopted accounting policy
IFRS
16,
Leases (“IFRS
16”
) sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, the customer (lessee) and the supplier (lessor). This replaces IAS
17,
Leases (“IAS
17”
) and related Interpretations. IFRS
16
provides revised guidance on identifying a lease and for separating lease and non-lease components of a contract. IFRS
16
introduces a single accounting model for all lessees and requires a lessee to recognize right of use assets and lease liabilities for leases with terms of more than
12
months, unless the underlying asset is of low value, and depreciation of lease assets is reported separately from interest on lease liabilities in the income statement. Under IFRS
16,
lessor accounting for operating and finance leases will remain substantially unchanged. IFRS
16
is effective for annual periods beginning on or after
January 1, 2019,
with earlier application permitted for entities that apply IFRS
15,
Revenue from Contracts with Customers. The Company adopted this new standard using the modified retrospective method on
January 1, 2019.
The adoption of IFRS
16,
resulted in a right of use asset and liability of
$1,127,534
.
The carrying value of the right of use asset and lease liability relating to Denselight were disposed of upon the sale of DenseLight on
November 8, 2019 (
notes
9
and
23
).